UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Western Asset

Variable Global

High Yield Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

Portfolio name change

Prior to November 2, 2009, the Portfolio was known as Legg Mason Partners Variable Global High Yield Bond Portfolio. There was no change in the Portfolio’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Variable Global High Yield Bond Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period. Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand, economic data generally weakened toward the end of the six months ended June 30, 2010. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18,

IV	Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Investment commentary (cont’d)

2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended June 30, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term U.S. Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%. In contrast, the Barclays Capital Global Aggregate Index (Hedged)ix returned 4.00% over the same time frame.

While the U.S. high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexx returned 4.45% for the six months ended June 30, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 5.37% over the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Class I shares of Legg Mason Western Asset Variable Global High Yield Bond Portfolio 1 returned 4.10%. The Portfolio’s unmanaged benchmark, the Barclays Capital Global High Yield Index (Hedged)xii , returned 5.00% for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned 3.38% over the same time frame.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 111 funds in the Portfolio’s Lipper category.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio	V

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Legg Mason Western Asset Variable Global High Yield Bond Portfolio[1]:
Class I	4.10%
Class II	3.91%
Barclays Capital Global High Yield Index (Hedged)	5.00%
Lipper Variable High Current Yield Funds Category Average	3.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2010 for Class I and II shares were 7.76% and 7.49%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class I and Class II shares were 0.91% and 1.24%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Projections and forecasts are inherently limited and should not be relied upon as indicators of future performance. Investors should not use this information as the sole basis for investment decisions.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

VI	Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Barclays Capital Global Aggregate Index (Hedged) is an index comprised of several other Barclays Capital indices that measure fixed-income performance of regions around the world.

[x]

The Barclays Capital U.S. High Yield - 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The Barclays Capital Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	4.10%	$1,000.00	$1,041.00	0.91%	$4.61
Class II	3.91	1,000.00	1,039.10	1.17	5.92

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	5.00%	$1,000.00	$1,020.28	0.91%	$4.56
Class II	5.00	1,000.00	1,018.99	1.17	5.86

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 84.7%
Consumer Discretionary — 16.5%
Auto Components — 0.8%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	220,000		$222,750	(a)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	302,000	EUR	330,524	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	460,000	EUR	561,808	(a)
Total Auto Components					1,115,082
Automobiles — 0.4%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	1,620,000		526,500	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	200,000		61,500	(b)
Total Automobiles					588,000
Diversified Consumer Services — 0.4%
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	475,000		484,500	(a)
Hotels, Restaurants & Leisure — 5.5%
Boyd Gaming Corp., Senior Subordinated Notes	6.750%	4/15/14	110,000		96,800
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	90,000		74,475
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	244,000		169,580	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	140,000	EUR	158,359	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	420,000		396,900	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	755,000		588,900
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	190,000		190,950
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	265,000		2,319	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	340,000		226,950
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	244,000		195,810
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	306,000		282,285
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	450,000		475,875
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	280,000		222,250	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	1,000,000		490,000	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	245,000		254,800
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	273,619	(d)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	195,000		182,325
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	30,000		30,075
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	230,000		206,425
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	20,000		15,850
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	215,000		218,225
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	35,000		38,238
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	85,000		94,138
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	80,000		65,200
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	420,000		417,900	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	100,000		87,750
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	55,000		39,325
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	700,000		735,000
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	100,000		103,250
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	80,000		75,400
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	50,000		46,563	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	325,000		258,375

See Notes to Financial Statements.

4	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	235,000		$188,587	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	40,000		33,700	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	465,000		29,934	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	555,000		37,809	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	75,000		431	(b)(c)
Wyndham Worldwide Corp., Senior Notes	9.875%	5/1/14	390,000		436,038
Total Hotels, Restaurants & Leisure					7,440,410
Household Durables — 0.3%
American Greetings Corp., Senior Notes	7.375%	6/1/16	140,000		140,350
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	198,000	EUR	231,229
Total Household Durables					371,579
Internet & Catalog Retail — 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	290,000		303,050
QVC Inc., Senior Secured Notes	7.375%	10/15/20	140,000		136,850	(a)
Total Internet & Catalog Retail					439,900
Leisure Equipment & Products — 0.8%
Carlson Wagonlit BV, Senior Notes	6.413%	5/1/15	450,000	EUR	491,127	(a)(d)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	340,000	EUR	412,651	(a)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	160,000	EUR	180,003	(a)
Total Leisure Equipment & Products					1,083,781
Media — 5.8%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	130,000		129,350	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	540,000		542,700
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	90,000		91,575	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	119,225		139,493
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,420,000		1,434,200	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	140,000		143,850	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	95,000		88,825	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	450,000		420,750	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	770,000		858,550	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	38,000		11,400	(a)(c)(d)(e)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	285,000		295,687
Dex One Corp., Senior Subordinated Notes	12.000%	1/29/17	194,270		186,014	(f)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	30,000		30,075
DISH DBS Corp., Senior Notes	7.875%	9/1/19	650,000		679,250
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	200,000		209,000	(a)
ITV PLC, Senior Notes	10.000%	6/30/14	175,000	EUR	244,994
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	230,000	EUR	161,722	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	240,000		252,000	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	660,000		631,950
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	269,000	EUR	317,433	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	140,000		140,700
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	210,000		226,275	(a)
UPC Holding BV, Senior Notes	8.000%	11/1/16	260,000	EUR	303,634	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	5

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
UPC Holding BV, Senior Notes	9.875%	4/15/18	140,000		$141,400	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	165,000		171,600
Total Media					7,852,427
Multiline Retail — 0.5%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	190,000		191,425	(f)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	465,000		420,825
Total Multiline Retail					612,250
Specialty Retail — 1.1%
Edcon Proprietary Ltd., Senior Notes	3.969%	6/15/14	750,000	EUR	655,753	(a)(d)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	20,000		20,900
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	890,000		796,550
Total Specialty Retail					1,473,203
Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	585,000		646,425
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	200,000		202,750
Total Textiles, Apparel & Luxury Goods					849,175
Total Consumer Discretionary					22,310,307
Consumer Staples — 1.8%
Food Products — 0.9%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	350,000		353,063	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	400,000	EUR	476,911	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	180,000		184,950	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	160,000		178,000	(a)
Total Food Products					1,192,924
Household Products — 0.4%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	145,000		144,638	(a)
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	310,000		320,075	(a)
Total Household Products					464,713
Tobacco — 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	705,000		720,862	(a)
Total Consumer Staples					2,378,499
Energy — 12.6%
Energy Equipment & Services — 1.4%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	490,000		529,200
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	190,000		186,675
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	360,000		343,800
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	245,000		218,662	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	170,000		169,788
Parker Drilling Co., Senior Notes	9.125%	4/1/18	310,000		296,050	(a)
Transocean Inc, Senior Notes	6.625%	4/15/11	100,000		97,630
Total Energy Equipment & Services					1,841,805
Oil, Gas & Consumable Fuels — 11.2%
Adaro Indonesia PT, Notes	7.625%	10/22/19	290,000		294,350	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	100,000		93,500
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,450,000		1,359,375
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	210,000		208,163

See Notes to Financial Statements.

6	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	680,000		$705,500
Compagnie Generale de Geophysique SA, Senior Notes	7.750%	5/15/17	300,000		285,750
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	380,000		398,050	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	629,579		582,361	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	230,000		230,862
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	331,000		347,550
Ecopetrol SA, Senior Notes	7.625%	7/23/19	580,000		659,750
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	525,000		524,958	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	20,000		12,325	(a)(b)
Infinis PLC, Senior Notes	9.125%	12/15/14	265,000	GBP	401,876	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	490,000		492,450
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	480,000		520,800	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	290,000		298,337	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	250,000		255,000	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	130,000		127,894	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	435,000		435,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	130,000		113,750
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	595,000		587,562
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	150,000		150,750	(a)
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	250,000		261,562
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	120,000		126,600
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	230,000		227,125
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	250,000		253,296
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	170,000		171,275
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	960,000		516,000
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	320,000		366,400	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,450,000		1,268,750	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	320,000		344,000
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	265,000		269,637
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	260,000		258,050
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	220,000		243,650
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000		102,000
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	150,000		157,313
SandRidge Energy Inc., Senior Notes	8.000%	6/1/18	75,000		71,438	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	595,000		580,869	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	20,000		18,100
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	250,000		213,750
Teekay Corp., Senior Notes	8.500%	1/15/20	545,000		545,000
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	150,000		153,750
Total Oil, Gas & Consumable Fuels					15,234,478
Total Energy					17,076,283
Financials — 15.3%
Capital Markets — 0.0%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	325,000		65,812	(b)
Commercial Banks — 4.2%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	230,000		194,352

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	7

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Banks — continued
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	120,000		$117,300	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	191,732		181,666
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	81,732		75,806
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	866,221		794,758
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,160,709		1,050,442
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	200,000		190,000	(a)(d)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	650,000	EUR	516,654	(d)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	500,000		460,623	(a)(d)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	58,000	GBP	88,174	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	220,000		212,850
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	220,000		216,150
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	690,000		730,537	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	570,000		643,000	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	190,000		199,789	(d)(g)
Total Commercial Banks					5,672,101
Consumer Finance — 3.8%
Fiat Finance North America Inc., Senior Notes	5.625%	6/12/17	300,000	EUR	352,639
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	280,000		309,400	(a)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	160,000		158,425
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,825,000		2,114,606
GMAC Inc., Senior Notes	7.500%	12/31/13	90,000		90,675
GMAC Inc., Senior Notes	8.000%	3/15/20	570,000		558,600	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	124,000		115,320
GMAC LLC, Debentures	0.000%	6/15/15	280,000		176,400
GMAC LLC, Senior Bonds	0.000%	12/1/12	390,000		327,541
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	140,000		129,374
SLM Corp., Senior Notes	4.750%	3/17/14	257,000	EUR	282,082
SLM Corp., Senior Notes	8.000%	3/25/20	640,000		562,940
Total Consumer Finance					5,178,002
Diversified Financial Services — 5.8%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		117,000
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	280,000		277,200	(a)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	160,000		159,600	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	260,000		275,925
CCM Merger Inc., Notes	8.000%	8/1/13	540,000		496,800	(a)
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	140,000		139,268
EC Finance PLC, Senior Secured Bonds	9.750%	8/1/17	289,000	EUR	350,311	(a)
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	310,000		316,975	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	40,000		43,550	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	384,000	EUR	387,389	(a)(d)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	230,000	EUR	236,255	(a)(d)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	8.875%	2/1/18	180,000		163,350
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	550,000	GBP	554,685	(d)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	560,000		527,800

See Notes to Financial Statements.

8	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	460,000		$417,450
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	110,000		104,500	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	355,000		366,537	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	320,000		329,600
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	350,000		343,875
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	160,000		158,000	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	120,000		112,792	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	400,000		417,500	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	640,000		670,080	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	470,000		453,550
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	400,000	EUR	473,243	(a)
Total Diversified Financial Services					7,893,235
Insurance — 0.3%
American International Group Inc., Senior Notes	8.250%	8/15/18	390,000		396,825
Real Estate Investment Trusts (REITs) — 0.1%
Entertainment Properties Trust, Senior Notes	7.750%	7/15/20	110,000		110,825	(a)
Real Estate Management & Development — 1.1%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	490,000		503,475	(a)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	231,400		135,369	(a)(c)
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	133,000	GBP	194,741	(a)
Country Garden Holdings Co., Senior Notes	11.250%	4/22/17	200,000		190,000	(a)
Kaisa Group Holdings Ltd., Senior Notes	13.500%	4/28/15	320,000		289,200	(a)
Realogy Corp., Senior Notes	10.500%	4/15/14	150,000		127,875
Total Real Estate Management & Development					1,440,660
Total Financials					20,757,460
Health Care — 4.4%
Health Care Equipment & Supplies — 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	550,000		594,000
Health Care Providers & Services — 4.0%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	250,000		248,750	(a)
Capella Healthcare Inc., Senior Notes	9.250%	7/1/17	90,000		91,125	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,155,000		1,068,375
HCA Inc., Senior Notes	6.300%	10/1/12	750,000		750,000
HCA Inc., Senior Secured Notes	9.250%	11/15/16	610,000		648,125
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	200,000		205,000
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	956,000		1,018,140	(a)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	150,000		126,750	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	225,000		222,750	(f)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	1,132,000		1,058,420	(d)(f)
Total Health Care Providers & Services					5,437,435
Total Health Care					6,031,435
Industrials — 8.4%
Aerospace & Defense — 1.2%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	190,000		191,425	(a)
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	405,000		423,225	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	9

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Aerospace & Defense — continued
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	240,000		$244,800	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	320,000		328,000	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	425,000		425,000	(a)
Total Aerospace & Defense					1,612,450
Air Freight & Logistics — 0.5%
TGI International Ltd., Senior Notes	9.500%	10/3/17	650,000		724,750	(a)
Airlines — 1.8%
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	309,776		296,610
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	458,046		430,563
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	500,000		497,500	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	3/18/13	255,000		252,450
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	433,507		429,171
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	152,038		158,120
Delta Air Lines Inc., Secured Notes	8.021%	2/10/24	50,784		48,372
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	160,000		168,800	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	100,000		103,000	(a)
Total Airlines					2,384,586
Building Products — 0.1%
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000		162,400	(a)
Commercial Services & Supplies — 1.5%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	530,000		577,700
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	740,000		675,250	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	150,000		153,000	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	370,000		374,625	(a)
ISS Global A/S, Euro Medium-Term Notes	4.750%	9/18/10	46,000	EUR	56,392
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	190,000		204,725	(a)
Total Commercial Services & Supplies					2,041,692
Construction & Engineering — 0.4%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	520,000		546,000	(a)
Electrical Equipment — 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	370,000		318,200	(a)
Machinery — 0.1%
Case New Holland Inc., Senior Notes	7.750%	9/1/13	130,000		133,575	(c)
Marine — 0.4%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	570,000		550,050	(a)
Road & Rail — 1.4%
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	185,000		189,625
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	104,000		124,800
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	990,000		1,029,600	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000		24,100
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	468,000		492,570
Total Road & Rail					1,860,695
Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	345,000		339,825	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000		89,550	(a)

See Notes to Financial Statements.

10	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Trading Companies & Distributors — continued
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	285,000		$269,325
Total Trading Companies & Distributors					698,700
Transportation — 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	390,000		378,300	(a)
Total Industrials					11,411,398
Information Technology — 1.8%
Electronic Equipment, Instruments & Components — 0.7%
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	400,000		398,000	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	680,000		627,300
Total Electronic Equipment, Instruments & Components					1,025,300
IT Services — 0.7%
Ceridian Corp., Senior Notes	12.250%	11/15/15	362,100		327,700	(f)
First Data Corp., Senior Notes	10.550%	9/24/15	621,123		458,078	(f)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	200,000		192,000	(a)
Total IT Services					977,778
Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	150,000		148,875	(a)
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	115,555		104,000	(f)
Total Semiconductors & Semiconductor Equipment					252,875
Software — 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	245,000		246,225	(a)
Total Information Technology					2,502,178
Materials — 11.6%
Chemicals — 2.4%
Ashland Inc., Senior Notes	9.125%	6/1/17	780,000		858,000	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	50,000		51,000
CF Industries Inc., Senior Notes	7.125%	5/1/20	200,000		205,500
FMC Finance III SA, Senior Notes	6.875%	7/15/17	440,000		446,600
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	435,000		443,700	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	410,000		411,025	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	326,000	EUR	404,135	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	240,000		250,800
Solutia Inc., Senior Notes	7.875%	3/15/20	210,000		210,525
Total Chemicals					3,281,285
Construction Materials — 0.3%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	290,000	EUR	359,070
Containers & Packaging — 2.0%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	455,260	EUR	546,972	(f)
Ball Corp., Senior Notes	6.625%	3/15/18	60,000		60,300
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	590,000		542,800	(a)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	312,000	EUR	347,191	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	70,000		71,925
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	120,000		0	(b)(c)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	190,000	EUR	228,856	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	410,000		425,888

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	11

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Containers & Packaging — continued
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	460,000		$464,600	(a)
Total Containers & Packaging					2,688,532
Metals & Mining — 3.9%
CII Carbon LLC	11.125%	11/15/15	550,000		537,625	(a)
Evraz Group SA, Notes	8.875%	4/24/13	990,000		1,012,275	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	700,000		717,500	(a)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	184,000	EUR	218,254	(a)
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	640,000		649,600	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		157,728
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	730,000		357,700	(a)
Vale Overseas Ltd., Notes	8.250%	1/17/34	63,000		74,260
Vale Overseas Ltd., Notes	6.875%	11/21/36	815,000		851,684
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	670,000		713,550	(a)
Total Metals & Mining					5,290,176
Paper & Forest Products — 3.0%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	218,258		215,644	(a)(b)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	120,000		114,000	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	541,000		462,555	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	340,000		364,225	(a)
M-real OYJ, Senior Notes	9.250%	4/1/13	300,000	EUR	376,026
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	480,000		438,000
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	423,000	EUR	565,436	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	430,000		459,025	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	550,000		490,875
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	535,000		579,137
Total Paper & Forest Products					4,064,923
Total Materials					15,683,986
Telecommunication Services — 7.4%
Diversified Telecommunication Services — 4.6%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	790,000		705,075	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	84,000		75,180	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.683%	2/15/17	353,270	EUR	56,159	(a)(d)(f)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	20,000		13,900
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	810,000		81	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	500,000		513,750	(a)
Intelsat Corp., Senior Notes	9.250%	8/15/14	310,000		318,525
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	495,000		506,137
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		137,150
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	730,000		777,450
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	20,000		20,300	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	260,000		231,400	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	210,000		216,825	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	350,000		358,750	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	100,000		103,250	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	280,000		285,767

See Notes to Financial Statements.

12	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	870,000	$926,901	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	135,000	140,400	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	590,000	539,850	(a)(f)
Windstream Corp., Senior Notes	8.625%	8/1/16	250,000	253,125
Total Diversified Telecommunication Services				6,179,975
Wireless Telecommunication Services — 2.8%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	575,000	589,375
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	710,000	592,850
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,265,000	1,214,400
True Move Co., Ltd.	10.750%	12/16/13	635,000	627,063	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	795,000	785,062	(a)
Total Wireless Telecommunication Services				3,808,750
Total Telecommunication Services				9,988,725
Utilities — 4.9%
Electric Utilities — 0.6%
EEB International Ltd.	8.750%	10/31/14	100,000	110,750	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	550,000	609,125	(a)
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	120,000	79,800
Total Electric Utilities				799,675
Gas Utilities — 0.4%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	68,287
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	250,000	254,375
Xinao Gas Holdings Ltd., Senior Bond	7.375%	8/5/12	150,000	153,754
Total Gas Utilities				476,416
Independent Power Producers & Energy Traders — 3.8%
AES Corp., Senior Notes	9.750%	4/15/16	280,000	302,400	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	240,000	251,478	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	250,000	155,000
Edison Mission Energy, Senior Notes	7.750%	6/15/16	290,000	203,000
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	3,114,621	2,040,076	(f)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	560,000	593,372	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	330,000	305,250
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	496,890	532,915
NRG Energy Inc., Senior Notes	7.375%	2/1/16	445,000	443,887
NRG Energy Inc., Senior Notes	7.375%	1/15/17	310,000	307,675
Total Independent Power Producers & Energy Traders				5,135,053
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	150,000	169,687	(a)
Total Utilities				6,580,831
Total Corporate Bonds & Notes (Cost — $116,613,527)				114,721,102
Collateralized Senior Loans — 3.1%
Consumer Discretionary — 0.5%
Auto Components — 0.3%
Allison Transmission Inc., Term Loan B	3.050-3.110%	8/7/14	467,186	426,745	(a)(h)(i)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	13

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — 0.2%
Michaels Stores Inc., Term Loan B1	2.625-2.813%	10/31/13	100,511		$93,554	(a)(h)(i)
Michaels Stores Inc., Term Loan B2	4.875-5.063%	7/31/16	135,265		128,840	(a)(h)(i)
Total Specialty Retail					222,394
Total Consumer Discretionary					649,139
Energy — 0.5%
Energy Equipment & Services — 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	790,847		686,060	(a)(c)(h)(i)
Financials — 0.8%
Real Estate Management & Development — 0.8%
Realogy Corp., Term Loan	13.500%	10/15/17	1,000,000		1,050,417	(a)(h)(i)
Industrials — 1.2%
Aerospace & Defense — 0.9%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.533%	3/26/14	82,322		66,772	(a)(h)(i)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.347-2.533%	3/26/14	1,380,543		1,119,774	(a)(h)(i)
Total Aerospace & Defense					1,186,546
Airlines — 0.3%
United Airlines Inc., Term Loan B	2.313-2.375%	2/3/14	496,414		437,385	(a)(h)(i)
Total Industrials					1,623,931
Utilities — 0.1%
Independent Power Producers & Energy Traders — 0.1%
Energy Future Holdings, Term Loan B3	3.850-4.033%	10/10/14	308,414		228,757	(a)(h)(i)
Total Collateralized Senior Loans (Cost — $4,149,784)					4,238,304
Convertible Bonds & Notes — 0.5%
Industrials — 0.5%
Marine — 0.5%
Horizon Lines Inc., Senior Notes (Cost — $728,369)	4.250%	8/15/12	830,000		688,900
Sovereign Bonds — 4.7%
Brazil — 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	1,727,000	BRL	883,784
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	180,000	BRL	85,293
Total Brazil					969,077
Colombia — 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	247,000		290,225
Indonesia — 0.6%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	560,000		632,800	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	200,000		212,118	(a)
Total Indonesia					844,918
Russia — 0.8%
Russian Foreign Bond-Eurobond	11.000%	7/24/18	65,000		89,944	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	831,680		939,632	(a)
Total Russia					1,029,576
Turkey — 0.7%
Republic of Turkey, Notes	6.750%	5/30/40	100,000		100,750
Republic of Turkey, Senior Notes	7.500%	7/14/17	470,000		539,325
Republic of Turkey, Senior Notes	7.000%	3/11/19	150,000		167,250

See Notes to Financial Statements.

14	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Turkey — continued
Republic of Turkey, Senior Notes	7.500%	11/7/19	140,000	$161,175
Total Turkey				968,500
Venezuela — 1.7%
Bolivarian Republic of Venezuela	5.750%	2/26/16	3,244,000	2,043,720	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.307%	4/20/11	211,000	195,966	(a)(d)
Total Venezuela				2,239,686
Total Sovereign Bonds (Cost — $5,969,676)				6,341,982

			Shares
Common Stocks — 1.3%
Consumer Discretionary — 1.0%
Media — 1.0%
Charter Communications Inc.			26,001	917,835	*(e)
Charter Communications Inc., Class A Shares			8,030	283,459	*
Dex One Corp.			4,209	79,971	*
SuperMedia Inc.			509	9,309	*
Total Consumer Discretionary				1,290,574
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SemGroup Corp., Class A Shares			2,496	65,520	*(e)
Industrials — 0.0%
Building Products — 0.0%
Nortek Inc.			906	38,035	*
Materials — 0.3%
Chemicals — 0.3%
Georgia Gulf Corp.			9,413	125,569	*
LyondellBasell Industries NV, Class A Shares			7,890	127,423	*
LyondellBasell Industries NV, Class B Shares			7,231	116,781	*
Total Materials				369,773
Total Common Stocks (Cost — $2,079,041)				1,763,902
Convertible Preferred Stocks — 0.9%
Financials — 0.9%
Diversified Financial Services — 0.9%
Bank of America Corp.	7.250%		830	753,640
Citigroup Inc.	7.500%	12/15/12	3,604	407,252
Total Convertible Preferred Stocks (Cost — $1,182,594)				1,160,892
Preferred Stocks — 0.7%
Consumer Discretionary — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		8,862	1	*(a)(c)(d)(e)
Financials — 0.6%
Commercial Banks — 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		7,400	197,284
Diversified Financial Services — 0.4%
Citigroup Capital XII	8.500%		23,400	586,462	(d)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	15

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Security	Rate		Shares	Value
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		14,050	$4,777	* (d)
Total Financials				788,523
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
Centaur Funding Corp.	9.080%		120	125,100	(a)
Total Preferred Stocks (Cost — $1,277,191)				913,624

		Expiration Date	Warrants
Warrants — 0.0%
Buffets Restaurant Holdings		4/28/14	389	4	*(c)(e)
Charter Communications Inc.		11/30/14	508	2,032	*
CNB Capital Trust		3/23/19	10,127	0	*(a)(c)(e)
Nortek Inc.		12/7/14	2,304	26,497	*
SemGroup Corp.		11/30/14	2,628	14,454	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(e)
Total Warrants (Cost — $30,672)				42,987
Total Investments before Short-Term Investments (Cost — $132,030,854)				129,871,693

		Maturity Date	Face Amount†
Short-Term Investments — 2.9%
U.S. Government Agency — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost — $69,982)	0.190%	8/19/10	70,000	69,982	(j)(k)
U.S. Treasury Bills — 0.5%
U.S. Treasury Bills (Cost — $699,463)	0.232%	10/28/10	700,000	699,683	(j)
Repurchase Agreement — 2.3%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity — $3,119,002; (Fully collateralized by U.S. government agency obligations, 0.500% due 10/29/10; Market Value — $3,186,876) (Cost — $3,119,000)	0.020%	7/1/10	3,119,000	3,119,000
Total Short-Term Investments (Cost — $3,888,445)				3,888,665
Total Investments — 98.8% (Cost — $135,919,299#)				133,760,358
Other Assets in Excess of Liabilities — 1.2%				1,669,678
Total Net Assets — 100.0%				$135,430,036

See Notes to Financial Statements.

16	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of June 30, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(e)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	The date shown represents the last in a range of interest reset dates.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $135,919,299)	$133,760,358
Foreign currency, at value (Cost — $163,661)	158,523
Cash	176
Dividends and interest receivable	2,741,117
Unrealized appreciation on forward currency contracts	658,498
Receivable for securities sold	417,746
Receivable from broker — variation margin on open futures contracts	13,578
Receivable for Portfolio shares sold	8,376
Prepaid expenses	142
Total Assets	137,758,514

Liabilities:
Payable for securities purchased	1,373,120
Payable for Portfolio shares repurchased	765,342
Investment management fee payable	87,240
Unrealized depreciation on forward currency contracts	34,302
Distribution fees payable	5,625
Trustees’ fees payable	240
Accrued expenses	62,609
Total Liabilities	2,328,478
Total Net Assets	$135,430,036

Net Assets:
Par value (Note 7)	$174
Paid-in capital in excess of par value	153,253,616
Undistributed net investment income	5,208,852
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(21,451,647)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(1,580,959)
Total Net Assets	$135,430,036

Shares Outstanding:
Class I	13,840,832
Class II	3,518,979

Net Asset Value:
Class I	$7.78
Class II	$7.87

See Notes to Financial Statements.

18	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$6,647,152
Dividends	80,642
Total Investment Income	6,727,794

Expenses:
Investment management fee (Note 2)	566,231
Shareholder reports	47,681
Distribution fees (Notes 2 and 5)	35,427
Audit and tax	12,276
Transfer agent fees (Note 5)	6,240
Custody fees	5,029
Legal fees	4,421
Insurance	1,708
Trustees’ fees	1,046
Miscellaneous expenses	1,098
Total Expenses	681,157
Less: Compensating balance arrangements (Note 1)	(351)
Net Expenses	680,806
Net Investment Income	6,046,988

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	3,306,562
Futures contracts	38,824
Foreign currency transactions	1,745,647
Net Realized Gain	5,091,033
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(6,199,922)
Futures contracts	(29,870)
Foreign currencies	209,847
Change in Net Unrealized Appreciation/Depreciation	(6,019,945)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(928,912)
Increase in Net Assets from Operations	$5,118,076

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$6,046,988	$13,626,481
Net realized gain (loss)	5,091,033	(15,968,632)
Change in net unrealized appreciation/depreciation	(6,019,945)	52,773,115
Increase in Net Assets From Operations	5,118,076	50,430,964

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(400,004)	(13,400,010)
Decrease in Net Assets from Distributions to Shareholders	(400,004)	(13,400,010)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	40,896,180	43,125,797
Reinvestment of distributions	400,004	13,400,010
Cost of shares repurchased	(63,611,039)	(25,643,807)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(22,314,855)	30,882,000
Increase (Decrease) in Net Assets	(17,596,783)	67,912,954

Net Assets:
Beginning of period	153,026,819	85,113,865
End of period*	$135,430,036	$153,026,819
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$5,208,852	$(438,132)

See Notes to Financial Statements.

20	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$7.50	$5.30	$9.05	$9.83	$9.48	$9.88

Income (loss) from operations:
Net investment income	0.33	0.80	0.82	0.75	0.70	0.67
Net realized and unrealized gain (loss)	(0.02)	2.13	(3.66)	(0.75)	0.31	(0.29)
Total income (loss) from operations	0.31	2.93	(2.84)	—	1.01	0.38

Less distributions from:
Net investment income	(0.03)	(0.73)	(0.91)	(0.73)	(0.60)	(0.61)
Net realized gains	—	—	—	(0.05)	(0.06)	(0.17)
Total distributions	(0.03)	(0.73)	(0.91)	(0.78)	(0.66)	(0.78)

Net asset value, end of period	$7.78	$7.50	$5.30	$9.05	$9.83	$9.48
Total return[4]	4.10%	55.55%	(30.82)%	(0.07)%	10.64%	3.81%

Net assets, end of period (000s)	$107,721	$123,458	$63,782	$103,980	$89,403	$51,913

Ratios to average net assets:
Gross expenses	0.91%[5]	0.91%	1.12%	0.97%	1.00%[6]	1.10%
Net expenses[7],8	0.91 [5]	0.91	0.98 [9]	0.96 [9]	1.00 [6,9]	1.00 [9]
Net investment income	8.60 [5]	11.79	10.01	7.60	7.11	6.72

Portfolio turnover rate	55%	80%	66%	66%	67%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.98%.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 1.00% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	21

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$7.58	$5.33	$9.08	$9.85	$9.50	$9.90

Income (loss) from operations:
Net investment income	0.32	0.78	0.80	0.73	0.67	0.65
Net realized and unrealized gain (loss)	(0.02)	2.15	(3.67)	(0.76)	0.31	(0.30)
Total income (loss) from operations	0.30	2.93	(2.87)	(0.03)	0.98	0.35

Less distributions from:
Net investment income	(0.01)	(0.68)	(0.88)	(0.69)	(0.57)	(0.58)
Net realized gains	—	—	—	(0.05)	(0.06)	(0.17)
Total distributions	(0.01)	(0.68)	(0.88)	(0.74)	(0.63)	(0.75)

Net asset value, end of period	$7.87	$7.58	$5.33	$9.08	$9.85	$9.50
Total return[4]	3.91%	55.14%	(31.01)%	(0.33)%	10.34%	3.55%

Net assets, end of period (000s)	$27,709	$29,569	$21,332	$29,785	$31,433	$20,057

Ratios to average net assets:
Gross expenses	1.17%[5]	1.24%	1.21%	1.25%	1.35%[6]	1.41%
Net expenses[7],8	1.17 [5]	1.24	1.19 [9]	1.23 [9]	1.27 [6,9]	1.25 [9]
Net investment income	8.33 [5]	11.67	9.73	7.31	6.82	6.48

Portfolio turnover rate	55%	80%	66%	66%	67%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.25%, respectively.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares would not exceed 1.25% until December 31, 2011.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	23

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$114,709,702	$11,400	$114,721,102
Collateralized senior loans	—	4,238,304	—	4,238,304
Convertible bonds & notes	—	688,900	—	688,900
Sovereign bonds	—	6,341,982	—	6,341,982
Common stocks	$780,547	917,835	65,520	1,763,902
Convertible preferred stocks	1,160,892	—	—	1,160,892
Preferred stocks	202,061	711,562	1	913,624
Warrants	2,032	40,951	4	42,987
Total long-term investments	$2,145,532	$127,649,236	$76,925	$129,871,693
Short-term investments†	—	3,888,665	—	3,888,665
Total investments	$2,145,532	$131,537,901	$76,925	$133,760,358
Other financial instruments:
Forward foreign currency contracts	—	$624,196	—	$624,196
Futures contracts	$(29,870)	—	—	(29,870)
Total other financial instruments	$(29,870)	$624,196	—	$594,326
Total	$2,115,662	$132,162,097	$76,925	$134,354,684

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Common Stocks	Escrowed Shares		Preferred Stocks	Warrants	Total
Balance as of December 31, 2009	$702,782	—	$59,926	0	*	$9	$29,388	$792,105
Accrued premiums/discounts	78,724	$(19)	—	—		—	—	78,705
Realized gain/(loss)[1]	(26,343)	(127,136)	(29)	—		(11,500)	—	(165,008)
Change in unrealized appreciation (depreciation)[2]	80,040	127,155	5,623	—		11,492	11,567	235,877
Net purchases (sales)	(835,203)	—	—	(0)	*	—	—	(835,203)
Transfers in to Level 3	11,400	—	—	—		—	—	11,400
Transfers out of Level 3	—	—	—	—		—	(40,951)	(40,951)
Balance as of June 30, 2010	$11,400	—	$65,520	—		$1	$4	$76,925
Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	$(168)	—	$5,623	—		$(8)	$(6)	$5,441

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

*	Value is less than $1.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the

24	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	25

(f) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(l) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for

26	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at the annual rate of the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. Western Asset Limited and Western Singapore provide certain advisory services to the Portfolio relating to currency transactions and investment in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of an expense limitation agreement between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to the average net assets of Class I and II shares will not exceed 1.00% and 1.25%, respectively. These expense limitations agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$75,563,388
Sales	91,566,645

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	27

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,627,220
Gross unrealized depreciation	(8,786,161)
Net unrealized depreciation	$(2,158,941)

At June 30, 2010, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Treasury Bonds	12	9/10	$1,586,867	$1,629,750	$42,883

Contracts to Sell:
U.S. Treasury 5-Year Notes	49	9/10	5,726,474	5,799,227	(72,753)
Net unrealized loss on open futures contracts					$(29,870)

At June 30, 2010, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Buy:
British Pound	JPMorgan Chase Bank	316,786	$473,296	8/17/10	$(6,407)
Euro	Citibank N.A.	1,400,000	1,712,384	8/17/10	(23,830)
Euro	UBS AG	150,000	183,470	8/17/10	582
					(29,655)

Contracts to Sell:
British Pound	Credit Suisse	126,262	188,643	8/17/10	1,697
British Pound	Citibank N.A.	220,000	328,692	8/17/10	(3,614)
British Pound	UBS AG	1,121,395	1,675,427	8/17/10	4,300
Euro	JPMorgan Chase Bank	300,000	366,939	8/17/10	(451)
Euro	UBS AG	400,000	489,253	8/17/10	5,371
Euro	UBS AG	500,000	611,566	8/17/10	37,679
Euro	Citibank N.A.	3,485,700	4,263,468	8/17/10	165,741
Euro	UBS AG	5,400,463	6,605,475	8/17/10	443,128
					653,851
Net unrealized gain on open forward foreign currency contracts					$624,196

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below are tables, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$42,883	—	$42,883
Forward foreign currency contracts	—	$658,498	658,498
Total	$42,883	$658,498	$701,381

28	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$72,753	—	$72,753
Forward foreign currency contracts	—	$34,302	34,302
Total	$72,753	$34,302	$107,055

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$38,824	—	$38,824
Forward foreign currency contracts	—	$1,804,949	1,804,949
Total	$38,824	$1,804,949	$1,843,773

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$(29,870)	—	$(29,870)
Forward foreign currency contracts	—	$216,619	216,619
Total	$(29,870)	$216,619	$186,749

During the six months ended June 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to buy)	$1,082,893
Futures contracts (to sell)	4,071,649
Forward foreign currency contracts (to buy)	1,802,403
Forward foreign currency contracts (to sell)	14,183,437

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. There is no distribution fee incurred by the Portfolio’s Class I shares. Distribution fees are accrued daily and paid monthly.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	29

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class I	—	$3,427
Class II	$35,427	2,813
Total	$35,427	$6,240

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class I	$376,010	$10,940,638
Class II	23,994	2,459,372
Total	$400,004	$13,400,010

7. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Class I
Shares sold	4,582,401	$36,268,853	5,526,459	$37,102,261
Shares issued on reinvestment	48,206	376,010	1,473,785	10,940,638
Shares repurchased	(7,242,712)	(55,970,707)	(2,584,156)	(17,311,005)
Net increase (decrease)	(2,612,105)	$(19,325,844)	4,416,088	$30,731,894

Class II
Shares sold	590,867	$4,627,327	861,138	$6,023,536
Shares issued on reinvestment	3,041	23,994	327,185	2,459,372
Shares repurchased	(975,224)	(7,640,332)	(1,289,839)	(8,332,802)
Net decrease	(381,316)	$(2,989,011)	(101,516)	$150,106

8. Capital loss carryforward

As of December 31, 2009, the Portfolio had a net capital loss carryforward of approximately $23,665,716, of which $7,677,215 expires in 2016 and $15,988,501 expires in 2017. These amounts will be available to offset any future taxable capital gains.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees

30	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2010 Semi-Annual Report	31

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

Legg Mason Western Asset

Variable Global High Yield Bond Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC

FDXX010090 8/10 SR10-1178

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date:	August 26, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Variable Income Trust

Date:	August 26, 2010